Cash flow information (Tables)	12 Months Ended
Jun. 30, 2024
Cash flow information
Schedule of cash used in operations

		2024	2023	2022
	Note	£’000	£’000	£’000
Loss before income tax		(130,724)	(32,574)	(149,623)
Adjustments for:
Depreciation	13, 14, 15	16,526	13,848	14,314
Amortization	16	190,123	172,684	151,462
Profit on disposal of intangible assets	8	(37,422)	(20,424)	(21,935)
Net finance costs	9	61,371	21,394	62,239
Non-cash employee benefit expense - equity-settled share-based payments	28	875	1,753	198
Foreign exchange losses on operating activities		2,041	2,989	50
Reclassified from hedging reserve		—	267	(672)
Changes in working capital:
Inventories		(378)	(965)	(120)
Prepayments		(1,726)	(1,704)	(8,825)
Contract assets – accrued revenue		3,554	(7,093)	4,305
Trade receivables(1)		2,358	24,433	(520)
Other receivables		7,193	(8,359)	(1,109)
Contract liabilities – deferred revenue		27,692	(6,261)	41,618
Trade and other payables(1)		(18,904)	(31,139)	22,480
Provisions		(5,118)	8	7,842
Cash generated from operations		117,461	128,857	121,704
(1)	These amounts exclude non-cash movements and movements in respect of items reported elsewhere in the consolidated statement of cash flows, primarily in investing activities (where the timing of acquisitions and disposals and related cash flows can differ), resulting in:
●	a increase in changes to trade receivables of £13,817,000 (2023: decrease of £1,064,000; 2022: increase of £7,673,000); and
●	an increase in changes to trade and other payables of £46,215,000 (2023: increase of £105,818,000; 2022: increase of £40,276,000).

Schedule of reconciliation of the movement in the Group's net debt

	Non-current	Current	Cash and cash
	borrowings	borrowings	equivalents	Total
	£’000	£’000	£’000	£’000
Net debt at 1 July 2022	530,365	105,757	(121,223)	514,899
Cash flows	—	(30,464)	46,343	15,879
Other changes	(23,030)	30,668	(1,139)	6,499
Net debt at 30 June 2023	507,335	105,961	(76,019)	537,277
Cash flows	—	(109,378)	(698)	(110,076)
Other changes	3,712	38,991	3,168	45,871
Net debt at 30 June 2024	511,047	35,574	(73,549)	473,072